Basis of Presentation (Details) € in Thousands, $ in Thousands					1 Months Ended			3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Jan. 26, 2018 USD ($)	Dec. 12, 2016 EUR (€)	Mar. 03, 2016 EUR (€) EquityInstruments	Nov. 16, 2015 EUR (€)	Sep. 30, 2018 EUR (€)	Aug. 31, 2016 EUR (€) EquityInstruments	Jul. 31, 2015 EUR (€) EquityInstruments	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018 shares	Dec. 31, 2016	Dec. 28, 2018 USD ($)	Aug. 01, 2018 USD ($)	Mar. 19, 2018 EUR (€)	Jan. 12, 2018 EUR (€)	Oct. 11, 2017 EUR (€)	Jul. 24, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Jul. 31, 2016 EquityInstruments
Biotest Us Corporation and Haema AG
Basis of presentation
Consideration for sale of subsidiary | $													$ 538,014
Biotest US Corporation
Basis of presentation
Ownership interest acquired (as a percent)														100.00%
Consideration transferred | $														$ 286,454
Haema, AG
Basis of presentation
Ownership interest acquired (as a percent)															100.00%
Consideration transferred															€ 220,191
Goetech, LLC. ("MedKeeper")
Basis of presentation
Ownership in subsidiary (as a percent)											54.76%
Share capital increase | $	$ 98,000
Aigues Minerals de Vilajuiga, S.A
Basis of presentation
Ownership in subsidiary (as a percent)											100.00%
Ownership interest acquired (as a percent)																50.00%
Consideration transferred																€ 550
Grifols Malaysia Sdn Bhd
Basis of presentation
Ownership in subsidiary (as a percent)											30.00%
Grifols (Thailand) Ltd
Basis of presentation
Number of classes of shares | shares											2
VCN Bioscience S.L
Basis of presentation
Ownership in subsidiary (as a percent)												81.34%
VCN Bioscience S.L | Grifols Innovation and New Technologies Limited
Basis of presentation
Share capital increase		€ 5,000
VCN Bioscience S.L | Gri-cel S.A
Basis of presentation
Share capital increase				€ 2,549
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Basis of presentation
Ownership in subsidiary (as a percent)									90.00%
Ownership interest acquired (as a percent)																		40.00%
Consideration transferred																		€ 12,800
Araclon Biotech S.L
Basis of presentation
Ownership in subsidiary (as a percent)												73.22%
Share capital increase						€ 6,700	€ 6,000
Number of share capital increases | EquityInstruments						2	2
Medion Diagnostics AG
Basis of presentation
Ownership in subsidiary (as a percent)												100.00%
Ownership interest acquired (as a percent)																				20.00%
Medion Diagnostics AG | Treasury stock
Basis of presentation
Consideration transferred, in shares | EquityInstruments																				59,951
Progenika Biopharma, S.A. (Spain)
Basis of presentation
Ownership in subsidiary (as a percent)								90.23%		89.25%
Share capital increase					€ 4,333
Ownership interest acquired (as a percent)			32.93%
Consideration transferred			€ 25,000
Consideration transferred, in cash (as a percent)			50.00%
Progenika Biopharma, S.A. (Spain) | Class B Shares
Basis of presentation
Consideration transferred, in shares | EquityInstruments			876,777
Consideration transferred, in shares (as a percent)			50.00%
Number of days available to selling shareholders to repurchase the shares			5 days
Progenika Biopharma, S.A. (Spain) | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Ownership interest acquired (as a percent)																	0.98%
Consideration transferred, in cash																	€ 644
Hologic acquisition
Basis of presentation
Consideration transferred, in cash | $																			$ 1,865,000